Acquisitions and disposals	12 Months Ended
Jun. 30, 2025
Acquisitions and disposals

4. Acquisitions and disposals

Significant acquisitions and disposals for the fiscal year ended June 30, 2025 are detailed below.

A) Purchase of property adjacent to Alto Avellaneda shopping mall

On August 1, 2024, IRSA acquired a property adjacent to its Alto Avellaneda shopping mall, located at Gral. Güemes 861, Avellaneda, Province of Buenos Aires.

The property has a total area of 86,861 square meters and a built-up area of 32,660 square meters, with potential for future expansion.

The purchase price was USD 12.2 million (ARS 14,636 million), of which USD 9.2 million has already been paid, and the remaining USD 3 million will be settled upon the transfer of the title deed, which will be granted within 3 years from the signing of the preliminary sale agreement. The transaction includes the assignment to IRSA of the existing lease agreements until their original expiration and the signing of a new lease agreement with the selling party for 3 years.

This transaction has been recognized as an addition in the line item “Investment Properties” of these Consolidated Financial Statements.

B) “261 Della Paolera” floor sale

On October 15, 2024, the deed was signed for the sale of a floor in the “261 Della Paolera” tower located in the Catalinas district of the Autonomous City of Buenos Aires for a total leasable area of approximately 1,197 square meters and 8 parking units in the same building.

The transaction price was approximately USD 7.1 million (MEP) (See Note 9) (USD/sqm 6,000), equivalent to ARS 8,558 million, of which USD 6.0 million has already been collected, and the remaining USD 1.1 million, guaranteed with a mortgage, will be collected in 24 monthly installments at an annual interest rate of 8%.

After this transaction, IRSA retains ownership of 3 floors of the building with an approximate leasable area of 3,740 sqm in addition to parking lots and other complementary spaces.

This transaction has been recognized as a disposal in the line item “Investment Properties” of these Consolidated Financial Statements and generated a gain of ARS 5,340 million, which has been recognized in the line item “Net gain from fair value changes of investment properties” of these Consolidated Financial Statements.

C) Purchase of Shopping Mall “Terrazas de Mayo”

On December 3, 2024, IRSA signed an agreement to acquire the business assets of the “Terrazas de Mayo” shopping mall located at the intersection of routes 8 and 202, in front of Campo de Mayo, in the Malvinas Argentinas district, in the northwest of Greater Buenos Aires. The shopping mall has 85 stores, 20 stands and a built-up area of 33,703 square meters, which includes 15 gastronomic stores and 10 movie theaters.

The amount of the transaction was USD 27.75 million (ARS 34,335 million), of which 60% was paid at the time of signing the bill with possession, 20% will be paid at the time of signing the final deed, and the remaining 20% will be paid 36 months after signing the deed. Implicit interest has been segregated for a total of USD 1.5 million.

This transaction has been recognized as an addition in the line items “Investment Properties” (ARS 33,530 million), “Intangible Assets” (ARS 796 million), and “Property, Plant and Equipment” (ARS 9 million) of these Consolidated Financial Statements.

D) Sale of lots and barter agreements – "Ramblas del Plata"

On January 27, 2025, IRSA signed two sale agreements for two lots. The total price of both transactions was approximately USD 23.4 million (ARS 28,138 million), of which 30% was paid at the time of signing the bill. The remaining balance of approximately USD 16.4 million will be paid upon signing the deeds and transferring possessions.

Additionally, during February and March 2025, IRSA signed two barter agreements for eight lots, for a total amount of approximately USD 38.5 million (ARS 45,197 million), which will be paid to IRSA through a cash advance and saleable square meters to be received in the future.

During May 2025, IRSA signed three barter agreements for three lots. The transaction price was approximately USD 12.2 million (ARS 14,554 million), with a 5% down payment to IRSA upon signing. The balance will be paid upon signing the deeds and delivery of possession.

These barter transactions have been recognized as a transfer between the line items “Investment Properties” and “Trading Properties” of these Consolidated Financial Statements.